RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
RECOVERABLE TAXES	11. RECOVERABLE TAXES
	Consolidated
	2021	2020
ICMS on purchase of goods (a)	732,853	681,147
Taxes on purchase of goods – foreign subsidiaries	313,214	230,260
ICMS on purchases of PP&E	12,138	9,578
PIS and COFINS on purchase of property, plant and equipment and purchase of goods (b)	984,737	780,841
Withholding income tax	56,356	23,637
Withholding PIS, COFINS and CSLL	1,673	1,669
Tax on Manufactured Goods - IPI (c)	114,179	77,096
Other	164,099	199,333
	2,379,249	2,003,561

Current	1,029,625	1,071,349
Non-current	1,349,624	932,212
a)	Tax credits related to the tax on the circulation of goods, interstate and inter-municipal transport and communication services (ICMS) were generated mainly by purchases, whose tax rate is higher than the average of sales. The Company expects to realize these credits during the ordinary course of business through offsetting with sales operations in the domestic market.
b)	The accumulated tax credits of PIS and COFINS basically arise from credits on purchases of raw materials used in the production and from purchase of property, plant and equipment, as well as credits arising out of the exclusion of ICMS from the calculation basis of the PIS/COFINS. The realization of these credits normally occurs through offsetting with sales operations in the domestic market.

c)	The balance will be used to offset IPI (Imposto sobre Produtos Industrializados) payable in future operations of the Company.